Organization and Principal Activities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity Primary Beneficiary
Organization and Principal Activities [Line Items]
Percentage of net revenues	89.00%	93.10%	91.40%
Percentage of total assets	31.60%	16.90%
Percentage of total liabilities	11.80%	10.60%
N-S Digital TV
Organization and Principal Activities [Line Items]
Date of incorporation	May 31, 2004
N-S Digital TV | Variable Interest Entity Primary Beneficiary
Organization and Principal Activities [Line Items]
Increase in registered capital	18,170
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Technical Support and Related Services Agreement
Organization and Principal Activities [Line Items]
Term of agreement	15 years
Term of agreement, renewal period	15 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Technology Licensing Agreements
Organization and Principal Activities [Line Items]
Term of agreement	10 years
Term of agreement, renewal period	10 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Technology Development Agreement
Organization and Principal Activities [Line Items]
Term of agreement	10 years
Term of agreement, renewal period	10 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Business Operating Agreement
Organization and Principal Activities [Line Items]
Term of agreement	10 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Loan agreements
Organization and Principal Activities [Line Items]
Term of agreement	10 years
Percentage of equity interest	100.00%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Products and Software Purchase Agreement
Organization and Principal Activities [Line Items]
Term of agreement	15 years
Term of agreement, renewal period	15 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Novel-Tongfang Information Engineering
Organization and Principal Activities [Line Items]
Capital contribution, percentage	75.00%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Ms. Li Yang
Organization and Principal Activities [Line Items]
Capital contribution, percentage	25.00%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Mr. Shizhou Shen
Organization and Principal Activities [Line Items]
Equity ownership interest	8.30%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Mr. Lei Zhang
Organization and Principal Activities [Line Items]
Equity ownership interest	31.60%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Mr. Tianxing Wang
Organization and Principal Activities [Line Items]
Equity ownership interest	31.20%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Mr. Wenjun Wang
Organization and Principal Activities [Line Items]
Equity ownership interest	28.90%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | PRC Citizens
Organization and Principal Activities [Line Items]
Equity ownership interest	100.00%
China Digital TV Technology Co., Ltd
Organization and Principal Activities [Line Items]
Date of incorporation	Mar. 09, 2004